Summary of Significant Accounting Policies - Leases - maturities of future minimum lease payments (Details)	Dec. 31, 2022 USD ($)
Future lease payments under operating leases
2023	$ 393,014
2024	340,541
2025	170,270
Total lease commitment	$ 903,825